Share-based compensation	12 Months Ended
Mar. 31, 2026
Disclosure Of Share Based Payment Arrangements [Abstract]
Stock-based compensation	Share-based compensation (numbers of shares and awards are presented in per share and per award amounts)
The Company has adopted an omnibus incentive plan (as amended and restated, the “Omnibus Plan”). The Omnibus Plan operates as a "rolling plan", under which the maximum number of Common Shares of the Company which may be reserved and set aside for issuance is equal to 15% of all Common Shares from time to time on a non-diluted basis. On that basis, as at March 31, 2026, the maximum number of Common Shares available under the Omnibus Plan was 20,981,071.
The Omnibus Plan allows the Board to grant long-term equity-based awards to eligible participants in the form of stock options, RSUs, DSUs, and PSUs. All options granted under the Omnibus Plan have an exercise price determined and approved by the Board at the time of grant, which cannot be less than the market price of a Common Share on the date of the grant. Employee stock options under the Omnibus Plan generally vest as to 25% on the first anniversary of the grant date and then monthly thereafter for 36 months until fully vested or monthly for 48 months until fully vested, are granted with a term of seven years and settled via the issuance of new Common Shares upon exercise. In some instances, the Company has granted stock options with other non-standard vesting schedules.
Each RSU, DSU and PSU evidences the right to receive one Common Share (issued from treasury or purchased on the open market), cash based on the value of a Common Share or a combination thereof at some future time. RSUs under the Omnibus Plan generally vest as to 30% either on the first anniversary of the grant date or spread over each of the first four quarterly anniversaries of the grant date, followed in either case by eight equal quarterly tranches until fully vested. In some instances, the Company has granted RSUs with other non-standard vesting schedules. PSU vesting is conditional on the attainment of specified performance metrics determined by the Board. RSUs and PSUs must be settled before the date that is three years after the last day of the calendar year in which the performance of services for which the RSUs or PSUs were granted, occurred. DSUs generally vest on the grant date and must be settled after the termination date of the holder, but prior to the last day of the calendar year following such termination date. Each of RSUs, DSUs and PSUs may be settled via the issuance of shares, cash or a combination thereof at the discretion of the Board. Non-treasury RSUs have the same features as RSUs, except that they can either be settled in cash based on the Company’s share price on the settlement date, through the delivery of Common Shares purchased on the open market or a combination thereof at the discretion of the Board. For the fiscal year ended March 31, 2026, the non-treasury RSUs were settled in Common Shares purchased on the open market.
In connection with the acquisition of ShopKeep Inc. ("ShopKeep"), the Company assumed the ShopKeep Plan. The assumed options were converted based on the option exchange ratio calculated in accordance with the definitive merger agreement into options to purchase the Company's Common Shares with corresponding adjustments made to (i) the number of shares issuable upon exercise of each assumed option and (ii) the exercise price of each such assumed option. A total of 1,226,214 Common Shares were reserved under the ShopKeep Plan. Immediately prior to the acquisition of ShopKeep, the
ShopKeep Plan was amended such that outstanding options granted thereunder are exercisable for Common Shares and no further awards can be made under the ShopKeep Plan.
The Company has also made grants of stock options and RSUs in prior fiscal years without shareholder approval in compliance with an allowance under the rules of the TSX as inducements for executive officers to enter into contracts of full-time employment with the Company. The terms of such grants generally align with the terms governing grants of comparable awards under the Omnibus Plan, though a separate share reserve is maintained for issuance in connection with the exercise or settlement of such awards.
In the fiscal year ended March 31, 2022, the Company also made grants of long-term, multi-year performance-based stock options to its Chief Financial Officer and its now-former Chief Executive Officer. To the extent these options have not been forfeited, such options will vest over an approximately five year time period and only upon achievement of predetermined performance criteria. The options were granted in accordance with the Omnibus Plan, with the exercise price determined and approved by the Board at the time of grant, which exercise prices were not less than the fair market price of a Common Share on the date of grant. The options have a term of seven years and are settled via the issuance of Common Shares upon exercise.
The stock option activity and the weighted average exercise price are summarized as follows:

	2026		2025

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$

Outstanding – Beginning of fiscal year*	10,322,548	22.64	11,083,212	24.73
Granted	3,453,170	10.70	2,637,460	14.03
Exercised	(161,698)	6.98	(311,307)	10.17
Forfeited/Cancelled	(3,409,694)	28.62	(3,086,817)	25.78

Outstanding – End of fiscal year**	10,204,326	16.85	10,322,548	22.12

Exercisable – End of fiscal year	5,858,817	19.91	5,124,556	26.59
*The 2026 beginning of year weighted average exercise price was adjusted from the prior year closing weighted average exercise price to account for the CAD to USD foreign exchange rate used when calculating the current fiscal year's weighted average exercise prices.
**The stock options outstanding as at March 31, 2026 included 309,273 stock options with vesting dependent on market conditions tied to the Company's future share price performance.
The RSU and DSU activity and the weighted average grant date fair values as at March 31, 2026 are summarized as follows:

	2026		2026
	RSU		DSU
	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value
		$		$

Outstanding – Beginning of fiscal year	6,760,182	15.56	160,824	18.68
Granted	5,304,962	10.91	146,660	11.08
Settled	(2,742,874)	17.32	(79,718)	18.51
Forfeited	(1,170,705)	13.08	—	—

Outstanding – End of fiscal year*	8,151,565	12.30	227,766	13.84
*The RSUs outstanding as at March 31, 2026 included 2,023,195 non-treasury RSUs outstanding.
The RSU and DSU activity and the weighted average grant date fair values as at March 31, 2025 are summarized as follows:

	2025		2025
	RSU		DSU
	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value
		$		$

Outstanding – Beginning of fiscal year	6,200,768	22.02	119,541	19.99
Granted	4,124,890	13.85	41,283	14.90
Settled	(2,318,732)	29.20	—	—
Forfeited	(1,246,744)	16.67	—	—

Outstanding – End of fiscal year	6,760,182	15.56	160,824	18.68
The fair value of stock options granted to employees was estimated at the dates of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2026	2025

Expected volatility	60.74%	59.83%
Risk-free interest rate	2.71%	3.79%
Expected option life	3.88 years	3.84 years
Expected dividend yield	0%	0%
Forfeiture rate	30.56%	29.59%
The fair value of stock options, RSUs and DSUs granted in the fiscal year ended March 31, 2026 amounted to $78,042 (2025 – $76,554). The initial aggregate fair value of options and RSUs forfeited/cancelled in the fiscal year ended March
31, 2026 amounted to $54,007 (2025 – $51,026). For the fiscal year ended March 31, 2026, share-based compensation expense of $57,015 (2025 – $55,605) was recorded in the consolidated statements of loss and comprehensive loss with a corresponding credit to additional paid-in capital.
As at March 31, 2026, the total remaining unrecognized share-based compensation expense, net of estimated forfeitures, amounted to $32,476 (2025 – $34,076), which will be amortized over the weighted average remaining requisite service period of 1.32 years (2025 – 1.31 years).
The following table summarizes information with respect to stock options outstanding and stock options exercisable as at March 31, 2026:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

2.17 to 10.68	1,669,455	6.09	10.41	323,076	5.45	10.41
10.69 to 12.61	1,564,319	6.10	11.11	376,807	5.81	11.24
12.62 to 14.52	2,315,709	3.45	13.19	1,727,108	3.16	13.18
14.53 to 20.74	2,483,234	4.23	15.87	1,562,201	3.76	16.37
20.75 to 93.45	2,171,609	1.80	30.97	1,869,625	1.61	32.48

Total	10,204,326	4.13	16.85	5,858,817	3.12	19.91
The following table summarizes information with respect to stock options outstanding and stock options exercisable as at March 31, 2025:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

2.17 to 12.82	2,449,818	5.08	11.93	1,059,585	4.49	11.61
12.83 to 14.19	2,176,643	5.82	13.92	624,814	5.57	13.83
14.20 to 20.93	1,835,467	5.27	16.45	865,102	4.90	17.16
20.94 to 30.75	1,976,335	2.86	23.30	1,435,603	2.42	23.83
30.76 to 93.45	1,884,285	3.56	49.14	1,139,452	3.40	58.15

Total	10,322,548	4.57	22.12	5,124,556	3.87	26.59